Right of Use Assets and Operating Lease Liability - Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost [Abstract]
Leasehold buildings	$ 4,014,297	$ 3,611,792
Accumulated amortization	(2,512,571)	(1,671,677)
ROU assets, net of accumulated amortization	1,501,726	1,940,115
Operating lease cost:
Operating lease costs	827,349	148,921	$ 114,694
Short-term lease costs	576,841	497,785	246,489
Total lease costs	1,404,190	646,706	361,183
Supplemental cash flow information:
Operating cash flows from operating leases	678,818	599,701	295,416
Right-of-use obtained in exchange for new operating lease liabilities		$ 91,718	$ 3,045,610
Operating leases	2 years 2 months 1 day	3 years 1 month 13 days	5 years 14 days